AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2020
	Shares	Value
Common Stocks - 94.6%
Consumer Discretionary - 21.7%
Extended Stay America, Inc.	221,629	$2,480,028
Hanesbrands, Inc.[1]	145,875	1,646,929
Murphy USA, Inc.*	11,625	1,308,859
Polaris, Inc.	18,218	1,686,076
ServiceMaster Global Holdings, Inc.*	29,139	1,039,971
Thor Industries, Inc.[1]	20,563	2,190,576

Total Consumer Discretionary		10,352,439
Consumer Staples - 5.9%
Darling Ingredients, Inc.*	115,467	2,842,798
Energy - 1.2%
Ovintiv, Inc.	57,988	553,785
Financials - 5.5%
First Horizon National Corp. [1]	143,846	1,432,706
SEI Investments Co.	21,710	1,193,616

Total Financials		2,626,322
Health Care - 6.4%
Centene Corp.*	39,269	2,495,545
Molina Healthcare, Inc.*	3,093	550,492

Total Health Care		3,046,037
Industrials - 39.3%
AGCO Corp.	41,899	2,323,719
The Brink's Co.	57,936	2,636,667
Clean Harbors, Inc.*	29,577	1,774,028
Crane Co.	34,407	2,045,840
Dycom Industries, Inc.*,1	70,323	2,875,508
IDEX Corp.	8,963	1,416,513
The Timken Co.	54,688	2,487,757
Trinity Industries, Inc.[1]	91,460	1,947,183
Watsco, Inc.	7,060	1,254,562

Total Industrials		18,761,777
	Shares	Value
Information Technology - 10.7%
Broadridge Financial Solutions, Inc.	14,442	$1,822,436
Knowles Corp.*	111,772	1,705,641
The Western Union Co.[1]	73,139	1,581,265

Total Information Technology		5,109,342
Materials - 3.9%
Westrock Co.	65,329	1,846,198

Total Common Stocks (Cost $41,913,148)		45,138,698

Principal Amount
Short-Term Investments - 4.5%
Joint Repurchase Agreements - 0.2%[2]
Bank of America Securities, Inc., dated 06/30/20, due 07/01/20, 0.070% total to be received $95,529 (collateralized by various U.S. Treasuries, 0.125% - 5.000%, 10/15/24 - 02/15/48, totaling $97,440)	$95,529	95,529

	Shares
Other Investment Companies - 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.09%[3]	673,079	673,079
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[3]	673,079	673,079
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.15%[3]	693,476	693,476

Total Other Investment Companies		2,039,634

Total Short-Term Investments (Cost $2,135,163)		2,135,163
Total Investments - 99.1% (Cost $44,048,311)		47,273,861
Other Assets, less Liabilities - 0.9%		436,149
Net Assets - 100.0%		$47,710,010

*	Non-income producing security.
[1]	Some of these securities, amounting to $6,643,122 or 13.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$45,138,698	—	—	$45,138,698
Short-Term Investments
Joint Repurchase Agreements	—	$95,529	—	95,529
Other Investment Companies	2,039,634	—	—	2,039,634
Total Investments in Securities	$47,178,332	$95,529	—	$47,273,861

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended June 30, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at June 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,643,122	$95,529	$6,600,133	$6,695,662
The following table summarizes the securities received as collateral for securities lending at June 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	07/09/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.